Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0002088256
Document Type	F-1
Entity Registrant Name	Horizon Quantum Holdings Ltd.
Entity Incorporation, State or Country Code	U0
Entity Primary SIC Number	7371
Entity Address, Address Line One	29 Media Cir. #05-22
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	138565
City Area Code	+65
Local Phone Number	6591-8840
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	850 Library Avenue
Entity Address, Country	DE
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates
Entity Address, Address Line Two	Suite 204